Leases (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Sep. 01, 2019
Leases [Abstract]
Commitment For Maintenance And Licence Fees For Equipment, Period	15 years
Lease Liabilities	$ 1,270	$ 1,324	$ 1,324
Repairs and maintenance expense		$ 84
Interest rate	3.50%
Transponders [Member]
Leases [Abstract]
Lease Liabilities	$ 306